Inventory (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Public Utilities, Inventory [Line Items]
Inventory, net	$ 44,544	$ 19,151
Repair parts
Public Utilities, Inventory [Line Items]
Inventory, net	19,519	14,684
Parts, equipment and components held for resale
Public Utilities, Inventory [Line Items]
Inventory, net	15,858	0
Tires and track frames
Public Utilities, Inventory [Line Items]
Inventory, net	2,617	2,546
Fuel and lubricants
Public Utilities, Inventory [Line Items]
Inventory, net	1,832	1,921
Customer rebuild work in process
Public Utilities, Inventory [Line Items]
Inventory, net	$ 4,718	$ 0